SCHEDULE OF GOODWILL (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Total Goodwill	$ 6,592,304	$ 6,592,304
Axxum Technologies LLC [Member]
Restructuring Cost and Reserve [Line Items]
Total Goodwill	5,153,266	5,153,266
Cloudburst Security LLC [Member]
Restructuring Cost and Reserve [Line Items]
Total Goodwill	$ 1,439,038	$ 1,439,038